Cover	May 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 20, 2024
Entity Registrant Name	F&G Annuities & Life, Inc.
Entity File Number	001-41490
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2487422
Entity Address, Address Line One	801 Grand Avenue
Entity Address, Address Line Two	Suite 2600
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50309
City Area Code	515
Local Phone Number	330-3340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001934850
Amendment Flag	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	F&G Common Stock, $0.001 par value
Trading Symbol	FG
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	F&G Common Stock, $0.001 par value
Trading Symbol	FG
Security Exchange Name	NYSE
7.950% Senior Notes due 2053
Cover [Abstract]
Title of 12(b) Security	7.950% Senior Notes due 2053
Trading Symbol	FGN
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	7.950% Senior Notes due 2053
Trading Symbol	FGN
Security Exchange Name	NYSE